UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          33rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Conneely
Title:    Chief Financial Officer of the Funds
Phone:    (212) 821-1485

Signature, Place and Date of Signing:


/s/ Christopher Conneely                 New York, NY      August 15, 2005
------------------------                  ------------      ---------------
      [Signature]                         [City & State]        [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3
                                              -----

Form 13F Information Table Entry Total:         73
                                              -----

Form 13F Information Table Value Total:       $1,971,764
                                              -------------
                                             (in thousands)

List of Other Included Managers:

     Form 13F File Number     Name

     28- xxxx                 Elm Ridge Capital Partners, L.P.
     28- xxxx                 Elm Ridge Value Advisors, LLC
     28- xxxx                 Elm Ridge Value Partners Offshore Fund, Inc.
     --------------------     --------------------------------------------

                                                     FORM 13F INFORMATION TABLE
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          COLUMN 1                 COL 2      COLUMN 3    COLUMN 4        COLUMN 5        COL 6    COL 7             COLUMN 8
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                                   TITLE                                                                         VOTING AUTHORITY
                                   OF                      VALUE     SHRS OR     SH/ PUT/   INVSTMT   OTHER   ----------------------
       NAME OF ISSUER              CLASS      CUSIP       (X$1000)   PRN AMT     PRN CALL   DSCRTN    MNGRS   SOLE SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCREDITED HOME LENDRS HLDG        COM        00437P107   14,656       333,100   SH         Shared    1,2,3           333,100
ADVANCE AUTO PARTS INC             COM        00751Y106   32,275       500,000       PUT    Shared    1,2,3           500,000
ALIGN TECHNOLOGY INC               COM        016255101    2,948       400,000   SH         Shared    1,2,3           400,000
ALLTEL CORP                        COM        020039103   37,667       604,800   SH         Shared    1,2,3           604,800
ALPHARMA INC                       CL A       020813101   27,114     1,873,800   SH         Shared    1,2,3         1,873,800
AMAZON COM INC                     COM        023135106    3,309       100,000       PUT    Shared    1,2,3           100,000
AMEGY BANCORPORATION INC           COM        02343R102    5,595       250,000   SH         Shared    1,2,3           250,000
AMERICAN ITALIAN PASTA CO          CL A       027070101      315        15,000       PUT    Shared    1,2,3            15,000
ARCH COAL INC                      COM        039380100    8,715       160,000   SH         Shared    1,2,3           160,000
BEA SYS                            COM        073325102   27,086     3,085,000   SH         Shared    1,2,3         3,085,000
CSX CORP                           COM        126408103   12,798       300,000       CALL   Shared    1,2,3           300,000
CSX CORP                           COM        126408103   41,785       979,500   SH         Shared    1,2,3           979,500
CENVEO INC                         COM        15670S105   32,858     4,346,300   SH         Shared    1,2,3         4,346,300
CERNER CORP                        COM        156782104    4,078        60,000   SH         Shared    1,2,3            60,000
CLEVELAND CLIFFS, INC              COM        185896107   28,845       499,400   SH         Shared    1,2,3           499,400
COMMERCE BANCORP INC               COM        200519106    2,970        98,000   SH         Shared    1,2,3            98,000
CONOCOPHILLIPS                     COM        20825C104   40,243       700,000   SH         Shared    1,2,3           700,000
CONSECO, INC.                      COM        208464883   34,463     1,579,400   SH         Shared    1,2,3         1,579,400
DEVON ENERGY CORP                  COM        25179M103   17,738       350,000       CALL   Shared    1,2,3           350,000
DEVON ENERGY CORP                  COM        25179M103   30,994       611,572   SH         Shared    1,2,3           611,572
DOLLAR THRIFTY AUTOMOTIVE          COM        256743105   53,088     1,397,800   SH         Shared    1,2,3         1,397,800
DOW CHEM CO                        COM        260543103   44,530     1,000,000       CALL   Shared    1,2,3         1,000,000
DOW CHEM CO                        COM        260543103   14,472       325,000   SH         Shared    1,2,3           325,000
EASTMAN KODAK CO                   COM        277461109   10,740       400,000       PUT    Shared    1,2,3           400,000
ENTERASYS NETWORKS INC             COM        293637104   18,113    20,125,500   SH         Shared    1,2,3        20,125,500
EQUIFAX INC                        COM        294429105   17,855       500,000       PUT    Shared    1,2,3           500,000
ERICSSON LM TEL CO                 ADR B SEK  294821608   22,365       700,000       PUT    Shared    1,2,3           700,000
GANNETT CO.INC.                    COM        364730101   26,958       379,000   SH         Shared    1,2,3           379,000
GENERAL MTRS CORP                  COM        370442105   13,600       400,000       PUT    Shared    1,2,3           400,000
GENERAL MTRS CORP                  COM        370442105    5,100       150,000   SH         Shared    1,2,3           150,000
HANDLEMAN CO                       COM        410252100   30,314     1,836,100   SH         Shared    1,2,3         1,836,100
HARLEY DAVIDSON INC                COM        412822108   23,312       470,000       PUT    Shared    1,2,3           470,000
ICU MED INC                        COM        44930G107    2,734        85,000   SH         Shared    1,2,3            85,000
JPMORGAN CHASE & CO                COM        46625H100   29,386       832,000   SH         Shared    1,2,3           832,000
JOHNSON CTLS INC                   COM        478366107   11,266       200,000       CALL   Shared    1,2,3           200,000
KELLWOOD CO                        COM        488044108   48,420     1,800,000   SH         Shared    1,2,3         1,800,000
LAFARGE NORTH AMERICA INC          COM        505862102   12,488       200,000       CALL   Shared    1,2,3           200,000
LAWSON SOFTWARE INC                COM        520780107   28,029     5,442,500   SH         Shared    1,2,3         5,442,500
LEAR CORP                          COM        521865105    8,731       240,000       CALL   Shared    1,2,3           240,000
LEAR CORP                          COM        521865105   42,645     1,172,200   SH         Shared    1,2,3         1,172,200
LYONDELL CHEMICAL CO               CALL       552078107   67,371     2,550,000       CALL   Shared    1,2,3         2,550,000
LYONDELL CHEMICAL CO               COM        552078107   14,954       566,000   SH         Shared    1,2,3           566,000
MBIA INC                           COM        55262C100    5,931       100,000       PUT    Shared    1,2,3           100,000
MARRIOTT INTL INC.                 CL A       571903202   30,017       440,000       PUT    Shared    1,2,3           440,000
MASSEY ENERGY CORP                 COM        576206106   22,044       584,400   SH         Shared    1,2,3           584,400
MITTAL STEEL CO                    COM        60684P101   29,701     1,251,100   SH         Shared    1,2,3         1,251,100
MOBILE MINI INC                    COM        60740F105    3,893       112,900   SH         Shared    1,2,3           112,900
NRG ENERGY INC                     COM        629377508   46,748     1,243,300   SH         Shared    1,2,3         1,243,300
OCEANEERING INTL INC               COM        675232102   44,757     1,158,000   SH         Shared    1,2,3         1,158,000
OFFICEMAX INC                      COM        67622P101   52,645     1,768,400   SH         Shared    1,2,3         1,768,400
PAR PHARMACEUTICAL COS INC         COM        69888P106   43,716     1,374,300   SH         Shared    1,2,3         1,374,300
PARTNERS TR FIN GROUP INC          COM        70213F102   33,772     3,162,208   SH         Shared    1,2,3         3,162,208
PFIZER INC.                        COM        717081103   73,302     2,657,800       PUT    Shared    1,2,3         2,657,800
PFIZER INC.                        COM        717081103   73,302     2,657,800   SH         Shared    1,2,3         2,657,800
QUALCOMM INC                       COM        747525103   33,142     1,004,000   SH         Shared    1,2,3         1,004,000
QUANTUM CORP                       COM        747906204   24,301     8,182,300   SH         Shared    1,2,3         8,182,300
RESEARCH IN MOTION LTD             PUT        760975102   36,895       500,000       PUT    Shared    1,2,3           500,000
SAPPI LTD                          SPON ADR   803069202   44,314     4,095,600   SH         Shared    1,2,3         4,095,600
SMURFIT - STONE CONTAINER CORP     COM        832727101    8,136       800,000       CALL   Shared    1,2,3           800,000
STANDARD PAC CORP                  COM        85375C101    8,795       100,000       PUT    Shared    1,2,3           100,000
STERICYCLE INC                     COM        858912108    5,032       100,000       PUT    Shared    1,2,3           100,000
SYMANTEC CORP                      COM        871503108   57,328     2,637,000   SH         Shared    1,2,3         2,637,000
TEMPLE INLAND INC                  COM        879868107   30,493       820,800   SH         Shared    1,2,3           820,800
TURBOCHEF TECHNOLOGIES, INC.       COM        900006206    2,240       125,000   SH         Shared    1,2,3           125,000
UAP HLDG CORP                      COM        903441103   14,824       893,000   SH         Shared    1,2,3           893,000
UNITED STATES STEEL CORP           COM        912909108   34,370     1,000,000       CALL   Shared    1,2,3         1,000,000
UNITED STATES STEEL CORP           COM        912909108   73,768     2,146,300   SH         Shared    1,2,3         2,146,300
UNITED TECHNOLOGIES CORP           COM        913017109   39,026       760,000   SH         Shared    1,2,3           760,000
UTSTARCOM INC                      COM        918076100    3,558       475,000   SH         Shared    1,2,3           475,000
WALTER INDS INC                    COM        93317Q105   35,243       876,700   SH         Shared    1,2,3           876,700
WHIRLPOOL CORP                     COM        963320106   49,077       700,000       CALL   Shared    1,2,3           700,000
WYETH                              COM        983024100   30,883       694,000   SH         Shared    1,2,3           694,000
YORK INTL CORP                     COM        986670107   27,588       726,000   SH         Shared    1,2,3           726,000

03563.0001 #593589